FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 3,558,761	$ 2,928,225
Transfers in of Level 3	4,900	21,200
Transfers out of Level 3	200,700	48,700
Digital intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 656,400	550,200
Galaxy Digital Holdings, LP
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value		2,928,225	$ 1,088,171
Transfers in of Level 3		21,200	67,300
Transfers out of Level 3		48,700	31,600
Galaxy Digital Holdings, LP | Digital intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value		$ 550,200	$ 277,600